Administrative and Selling Expenses	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Administrative and Selling Expenses
8.	ADMINISTRATIVE AND SELLING EXPENSES

Year ended,	March 31, 2023	March 31, 2022

Administrative and selling expense is comprised of:

Personnel expenses	$43.2	$54.2

Professional, consulting, legal and other fees	42.5	36.2

Software licenses	5.2	4.6

Amortization of intangible assets and non-producing assets	0.3	0.4

Other administrative and selling	8.1	7.6

	$99.3	$103.0

Past service cost recognition
The collective bargaining agreements with Local 2251 and Local 2724 were ratified in August 2022 and September 2022, respectively; and became effective as of August 1, 2022. The settlement resulted in a past service cost adjustment related to the defined benefit pension plan and other post-employment benefits of $5.0 million and $0.4 million
,
respectively, of which $5.4 million was recorded in administrative and selling expenses for the year ended March 31, 2023 (nil for the year ended March 31, 2022).